Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of profit or loss and other comprehensive income
Revenue	$ 267,663	$ 183,018	$ 146,314
Royalty	(13,521)	(9,263)	(7,637)
Production costs	(101,321)	(80,744)	(82,709)
Depreciation	(15,697)	(16,021)	(14,486)
Gross profit	137,124	76,990	41,482
Net foreign exchange loss	(3,311)	(9,722)	(6,772)
Administrative expenses	(20,480)	(15,658)	(17,429)
Fair value loss on derivative financial instrument	(6,379)	(831)	(1,119)
Equity-settled share-based expense	(203)	(1,054)	(640)
Cash-settled share-based expense	(839)	(201)	(463)
Other expenses	(5,078)	(6,940)	(4,367)
Other income	248	1,090	263
Profit on the sale of non-current assets held for sale	8,540
Operating profit	109,622	43,674	10,955
Finance income	461	26	39
Finance cost	(3,514)	(3,157)	(3,024)
Profit before tax	106,569	40,543	7,970
Tax expense	(39,058)	(17,489)	(12,810)
Profit (loss) for the year	67,511	23,054	(4,840)
Other comprehensive income
Exchange differences on translation of foreign operations	1,109	(116)	(622)
Total comprehensive income for the year	68,620	22,938	(5,462)
Profit (loss) attributable to:
Owners of the Company	55,219	17,899	(7,862)
Non-controlling interests	12,292	5,155	3,022
Profit (loss) for the year	67,511	23,054	(4,840)
Total comprehensive income attributable to:
Owners of the Company	56,328	17,783	(8,484)
Non-controlling interests	12,292	5,155	3,022
Total comprehensive income for the year	$ 68,620	$ 22,938	$ (5,462)
Earnings (loss) per share
Basic earnings (loss) per share ($) (in dollars per share)	$ 2.83	$ 0.91	$ (0.44)
Diluted earnings (loss) per share ($) (in dollars per share)	$ 2.83	$ 0.91	$ (0.44)